Contingent liabilities and legal proceedings - Contingent liabilities and UK pension schemes (Details) € in Millions, $ in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2019 USD ($) item	Mar. 31, 2019 AUD ($) item	Mar. 31, 2019 EUR (€) item	Mar. 31, 2018 EUR (€)
Contingent liabilities and legal proceedings - Conti
number of segregated sections | item	2
Performance bonds
Contingent liabilities and legal proceedings - Conti
Contingent liability amount			€ 337	€ 993
Other guarantees and contingent liabilities
Contingent liabilities and legal proceedings - Conti
Contingent liability amount			2,943	€ 4,036
UK pension schemes
Contingent liabilities and legal proceedings - Conti
Notional value of security			544
UK pension schemes, Vodafone Section
Contingent liabilities and legal proceedings - Conti
Contingent liability amount			€ 1,450
Number of guarantees under pension scheme | item	2	2	2
UK pension schemes, CWW Section
Contingent liabilities and legal proceedings - Conti
Contingent liability amount			€ 1,450
Notional value of security			87
THUS Plc Group Scheme
Contingent liabilities and legal proceedings - Conti
Contingent liability amount			€ 116
Vodafone Hutchison Australia Pty Limited
Contingent liabilities and legal proceedings - Conti
Proportion of stake (as a percentage)	50.00%
Vodafone Hutchison Australia Pty Limited | Other guarantees and contingent liabilities
Contingent liabilities and legal proceedings - Conti
Proportion of stake (as a percentage)	50.00%
Loan facility covered under guarantee by group company	$ 3.5	$ 1.7